Fair values (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Fair values
Transfer of assets from level 1 to level 2	€ 0	€ 0
Transfer of assets from level 2 to level 1	0	0
Transfer of assets into level 3	0	0
Transfer of assets out of level 3	0	0
Transfer of liabilities from level 1 to level 2	0	0
Transfer of liabilities from level 2 to level 1	0	0
Transfer of liabilities into level 3	0	0
Transfer of liabilities out of level 3	€ 0	€ 0
Long-term credit liabilities | Discount rate
Fair values
Significant unobservable input, liabilities	0.0306